COLUMBIA FUNDS TRUST I                        COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund          Columbia Growth & Income Fund
Columbia Strategic Income Fund
Columbia Tax-Managed Growth Fund              COLUMBIA FUNDS TRUST XI
Columbia Tax-Managed Growth Fund II           Columbia Large Cap Core Fund
Columbia Tax-Managed Value Fund               Columbia Large Cap Growth Fund
Columbia Tax-Managed Aggressive Growth Fund   Columbia Young Investor Fund
                                              Columbia Growth Stock Fund
COLUMBIA FUNDS TRUST III                      Columbia Dividend Income Fund
Columbia Mid Cap Value Fund

The Funds listed above are referred to each as a "Fund" and collectively as the "Funds" and the Trusts listed above are referred to collectively as "Trusts."

                           SUPPLEMENT TO PROSPECTUSES
                              CLASS A, B & C SHARES
                   (REPLACING SUPPLEMENT DATED MARCH 15, 2004)


1. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:


PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                                  % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                                     SHARES ARE SOLD
Through first year                                                                                      5.00
Through second year                                                                                     4.00
Through third year                                                                                      3.00
Through fourth year                                                                                     3.00
Through fifth year                                                                                      2.00
Through sixth year                                                                                      1.00
Longer than six years                                                                                   0.00

Commission to financial advisors is 4.00%.

2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Each Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage each Fund. See "Fund Policy on Trading of Fund Shares" for each Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURPOSES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. Each Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in each Fund. However, as discussed below, each Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when each Fund believes it is in its shareholders' best interest. In the event that each Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. Each Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that each Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. Each Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on each Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by each Fund and its agents are not anticipated to identify all frequent trading.


G-36/165S-0604                                                  June 25, 2004

                          COLUMBIA SMALL CAP VALUE FUND
                                  (THE "FUND")
                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2003
                             CLASS A, B AND C SHARES
                   (REPLACING SUPPLEMENT DATED MARCH 15, 2004)


1. The first paragraph under "Principal Investment Strategies" is revised in its entirety as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small capitalization stocks. Small capitalization stocks are stocks of companies with market capitalizations equal to or less than the largest stock in the Russell 2000 Value Index ($1.9 billion as of September 30, 2003). When purchasing securities for the Fund, the Fund's investment advisor may choose securities of companies it believes are undervalued. The Fund may invest up to 10% of its assets in foreign securities.

2. Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:



PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGE

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.

3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

PURCHASES AND EXCHANGES SHOULD BE MADE FOR INVESTMENT PURCHASES ONLY. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

RIGHT TO REJECT OR RESTRICT ORDERS AND CLOSE ACCOUNTS. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

LIMITATIONS ON THE ABILITY TO IDENTIFY OR TO TERMINATE FREQUENT TRADING. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


769-36/154S-0604                                                June 25, 2004

                                    COLUMBIA NEWPORT ASIA PACIFIC FUND
                                              (THE "FUND")
                                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2003
                                         CLASS A, B AND C SHARES


Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:



PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.





737-36/167S-0604                                                June 25, 2004